Financial instruments (Details 8) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Financial assets at amortised cost
Interest income on bank deposits	₨ (25,168)	₨ (26,463)	₨ (28,015)
Interest income from other financial assets	104,157	96,121	14,336
Impairment loss of trade receivables	(370,000)	(383,534)	(182,161)
Financial assets at fair value through profit or loss
Net change in fair value of derivative financial instruments gain/(loss)	8,365	10,828	(48,188)
Financial liabilities at amortised cost
Interest expenses on lease obligations	(31,169)	(88,138)	(126,434)
Interest expenses on borrowings from banks, others and overdrafts	₨ (381,644)	₨ (255,273)	₨ (312,936)